Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	$ 27,910,000		$ 230,456,000
Loans, net of unearned income	16,230,166,000		15,389,074,000		16,708,582,000
Real estate acquired by foreclosure	39,922,000		71,562,000
Other assets	159,753,000		205,746,000
Net gains/(losses), Loans, net of unearned income	(714,000)	[1]	(3,109,000)	[1]	(55,948,000)	[1]
Net gains/(losses), Real estate acquired by foreclosure	(3,465,000)	[2]	(4,987,000)	[2]	(9,422,000)	[2]
Net gains/(losses), Other assets	(4,559,000)	[3]	(4,902,000)	[3]	(8,248,000)	[3]
Gain (loss) on financial assets measured on non-recurring basis	(9,162,000)		(12,981,000)		(74,039,000)
Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	40,531,000	[1]	62,839,000	[1]	117,064,000	[1]
Real estate acquired by foreclosure	30,430,000	[2]	45,753,000	[2]	41,767,000	[2]
Other assets	63,821,000	[3]	66,128,000	[3]	76,501,000	[3]
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0
Other assets	131,743,000		178,846,000
Fair Value Inputs Level2 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure	0	[2]	0	[2]	0	[2]
Other assets	0	[3]	0	[3]	0	[3]
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	27,910,000		230,456,000
Other assets	0		0
Fair Value Inputs Level3 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	40,531,000	[1]	62,839,000	[1]	117,064,000	[1]
Real estate acquired by foreclosure	30,430,000	[2]	45,753,000	[2]	41,767,000	[2]
Other assets	63,821,000	[3]	66,128,000	[3]	76,501,000	[3]
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0
Other assets	28,010,000		26,900,000
Fair Value Inputs Level1 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	0	[1]	0	[1]	0	[1]
Real estate acquired by foreclosure	0	[2]	0	[2]	0	[2]
Other assets	0	[3]	0	[3]	0	[3]
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	846,000		9,457,000		12,054,000
Net gains/(losses), Loans held for sale	(470,000)		139,000		(436,000)
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0		0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	846,000		9,457,000		12,054,000
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0		0
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	3,322,000		6,185,000		23,902,000
Net gains/(losses), Loans held for sale	46,000		(122,000)		15,000
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	3,322,000		6,185,000		23,902,000
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	0		0		0
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale	$ 0		$ 0		$ 0

[1]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[2]

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.

[3]	Represents tax credit investments.